VANECK RUSSIA SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Credit Bank of Moscow PJSC *∞ 21,005,200 $ 0
Underline
Commercial & Professional Services : 0.0%
HeadHunter Group Plc
(ADR) *∞ 31,919 0
Underline
Consumer Discretionary Distribution &
Retail : 0.0%
Detsky Mir PJSC 144A *∞ 1,155,798 0
M.Video PJSC *∞ 110,194 0
0
Consumer Staples Distribution & Retail : 0.0%
Lenta International Co. PJSC
(GDR) *∞ 263,199 0
Underline
Energy : 0.0%
Sovcomflot PJSC ∞ 989,960 0
Underline
Financial Services : 0.0%
SFI PJSC *∞ 2,663 0
Underline
Food, Beverage & Tobacco : 0.0%
Beluga Group PJSC ∞ 11,235 0
Ros Agro Plc (GDR) *∞ 77,690 0
0
Materials : 0.0%
Mechel PJSC *∞ 438,883 0
Raspadskaya OJSC *∞ 703,205 0
Segezha Group PJSC 144A *∞ 8,945,900 0
0
Real Estate Management & Development :
0.0%
Etalon Group Plc (GDR) *∞ 394,873 0
LSR Group PJSC ∞ 103,574 0
Samolet Group ∞ 16,988 0
0
Number
of Shares Value
Telecommunication Services : 0.0%
Sistema PJSFC *∞ 6,612,640 $ 0
Underline
Transportation : 0.0%
Aeroflot PJSC *∞ 1,885,382 0
Globaltrans Investment Plc
(GDR) *∞ 182,773 0
Novorossiysk Commercial Sea
Port PJSC ∞ 8,972,400 0
0
Utilities : 0.0%
Mosenergo PJSC ∞ 19,492,800 0
OGK-2 PJSC ∞ 51,450,600 0
TGC-1 PJSC *∞ 1,701,100,000 0
Unipro PJSC *∞ 24,734,000 0
0
Total Common Stocks
(Cost: $24,435,670) 0
PREFERRED SECURITIES: 0.0%
(Cost: $341,611)
Utilities : 0.0%
Rosseti Lenenergo PJSC ∞ 171,506 0
Underline
MONEY MARKET FUND: 115.6%
(Cost: $410,500)
State Street Institutional
Treasury Plus - Institutional
Class 410,500 410,500
Underline
Total Investments: 115.6%
(Cost: $25,187,781) 410,500
Liabilities in excess of other assets: (15.6)% (55,429)
NET ASSETS: 100.0% $ 355,071
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $0, or 0.0% of net assets.

VANECK RUSSIA SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Utilities 0.0% $ 0
Energy 0.0 0
Consumer Staples 0.0 0
Industrials 0.0 0
Real Estate 0.0 0
Materials 0.0 0
Financials 0.0 0
Consumer Discretionary 0.0 0
Communication Services 0.0 0
Money Market Fund 100.0 410,500
100.0% $ 410,500